LOSS PER SHARE (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of LOSS PER SHARE [Abstract]
Loss attributable to holders of ordinary shares	(88,026,000)	(321,802,000)	(362,412,000)
Weighted average number of ordinary shares outstanding used in computing basic and diluted (loss)/earnings per share	3,339,487	2,761,998	2,553,855
Loss per share - basic	¥ (26.36)	¥ (116.51)	¥ (141.91)
Loss per share - diluted	¥ (26.36)	¥ (116.51)	¥ (141.91)